Notes Payable - Schedule of Future Expected Maturities of the Company’s Notes Payable (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule Of Future Expected Maturities Of The Company SNotes Payable Abstract
2026	$ 5,364,139	$ 36,704,913
2027	5,746,548	5,364,139
2028	6,194,706	5,746,548
2029	6,661,568	6,194,706
2030		6,661,568
Thereafter		63,343,086
Total	123,310,193	124,014,960
Less: Current maturities	(121,254,888)	(121,915,613)
Less: Closing costs	(2,055,305)	(2,099,347)
Total notes payable, net of current maturities, net of closing costs